Organization and Business Description (Tables)	12 Months Ended
Sep. 30, 2025
Organization and Business Description [Abstract]
Schedule of Company’s Subsidiaries

As of September 30, 2025, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”)	June 23, 2017	Hong Kong, PRC	100%	Investment Holding
Golden Sun (SH) Cultural and Tourism Research Institute Limited (“Golden Sun (SH)”)	April 3, 2023	Hong Kong, PRC	100%	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”)	October 24, 2018	PRC	100%	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”)	May 5, 2008	PRC	100%	Tutorial service
Wenzhou Lilong Network Technology Co., Ltd. (“Wenzhou Lilong”) (b)	December 17, 2019	PRC	100%	Education logistics and accommodation service
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”) (d)	March 7, 2023	PRC	100%	Health business
Zhejiang Golden Sun Selection Technology Co., Ltd. (“Golden Sun Selection”)	November 17, 2023	PRC	100%	E-commerce service
Shanghai Fuyang Culture Technology Co., Ltd. (“Shanghai Fuyang”) (e)	September 5, 2024	PRC	51%	Cultural and Tourism
Zhejiang Oulong Culture and Tourism Industry Development Co., Ltd. (“Zhejiang Oulong”) (f)	April 27, 2023	PRC	100%	Cultural and Tourism
Shanghai Wensaier Education Technology Co., Ltd. (“Shanghai Wensaier”)	June 18, 2025	PRC	100%	Educational training service

(a)	On July 6, 2025, the Company’s PRC subsidiary, Golden Sun Wenzhou, signed an agreement with a third party to sell 100% equity interests of its wholly-owned subsidiary, Gongyu Education, and its subsidiaries, for a total consideration of approximately $702,346 (RMB5,000,000). The transaction was closed on July 30, 2025 (details refer to Note 5)

(b)	Wenzhou Lilong, formerly known as Wenzhou Lilong Logistics Services Co., Ltd., changed its name on June 19, 2025.

(c)	The Company’s Board of Directors approved the cessation of business operations of Shanghai Jicai on September 7, 2023. The deregistration was completed on December 9, 2024.

(d)	On March 19, 2025, the other shareholder of Fuyouyuan transferred all of his equity interests to the Company for a price of nil, as Fuyouyuan had not yet commenced operations.

(e)

On October 10, 2025, the other shareholder of Shanghai Fuyang transferred all of his equity interests to the Company for a price of nil.

Shanghai Fuyang, formerly known as Shanghai Fuyang Cultural and Tourism Development Co., Ltd. changed its name on November 3, 2025.

(f)	On July 30, 2025, the Company completed the acquisition of Zhejiang Oulong. (details refer to Note 4).